Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
NOTE
10
— INCOME TAXES
The Company follows the asset and liability method of accounting for income taxes under FASB ASC
740
, “Income Taxes.” Deferred tax assets
and
liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December
31
,
2023
, and December
31
,
2022
, the change in the valuation allowance was $
240,203
and $
1,210,347
, respectively.
Internal Revenue Section
195
requires
start-up
expenditures paid or incurred in connection with investigating the creation or acquisition of an active trade or business to be capitalized for income tax purposes. The capitalized start-up
expenditures are placed into service in the month in which an active trade or business begins and amortized ratably over
180
months. The
start-up
expenditures do not include interest, taxes, or research and experimental expenses. The tax calculations for the years ended December
31
,
2023
and
2022
took all of the aforementioned Section
195
guidelines into account. For the years ended December
31
,
2023
and
2022
, the total provision for income taxes was $
914,318
and $
757,069
, respectively.
The Company’s net deferred tax assets at December 31, 2023 and 2022, are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset
Start-up/organization costs	$1,800,897	$1,560,694

Total deferred tax assets	1,800,897	1,560,694
Valuation allowance	(1,800,897)	(1,560,694)

Deferred tax assets, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2023 and 2022, consists of the following:

	Years Ended December 31,
	2023	2022
Current
Federal	$914,318	$757,069
State	—	—
Deferred
Federal	(240,203)	(1,210,347)
State	—	—
Change in valuation allowance	240,203	1,210,347

Income tax provision	$914,318	$757,069

As of December
31
,
2023
and
2022
, the Company had zero of U.S. federal net operating loss carryovers available to offset future taxable income.
There were no unrecognized tax benefits as of December
31
,
2023
and
2022
. The Company accrued for and paid interest and penalties of $
29,072
and $
0
for the periods ended December
31
,
2023
and
2022
, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company files income tax returns in the U.S. federal and state of Texas jurisdictions. The apportionment rate in Texas is currently
0.0
%. The Company’s tax returns for the years ended
December 31, 2023
,
2022
, and
2021
, remain open and subject to examination.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022, is as follows:

	Years Ended December 31,
	2023	2022
Income tax at statutory rate	21.0%	21.0%
Change in valuation allowance	(0.8)%	(66.0)%
Fair value adjustments of warrants and convertible notes	(20.6)%	3.7%
Merger related expenses	(2.4)%	—
Other	(0.1)%	—

Income tax expense	(2.9)%	(41.3)%